16. Contingent Liability	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Note 16. Contingent Liability

The Company sells first lien 1-4 family residential mortgage loans under the MPF program with the FHLBB.  Under this program the Company shares in the credit risk of each mortgage loan, while receiving fee income in return.  The Company is responsible for a Credit Enhancement Obligation (CEO) based on the credit quality of these loans.  FHLBB funds a First Loss Account (FLA) based on the Company's outstanding MPF mortgage balances.  This creates a laddered approach to sharing in any losses.  In the event of default, homeowner's equity and private mortgage insurance, if any, are the first sources of repayment; the FHLBB's FLA funds are then utilized, followed by the participant’s CEO, with the balance of losses absorbed by FHLBB.  These loans must meet specific underwriting standards of the FHLBB.  As of December 31, 2015 and 2014, the Company had $50,374,657 and $51,157,934, respectively, in loans sold through the MPF program and on which the Company had a CEO.  As of December 31, 2015, the notional amount of the maximum CEO related to this program was $1,171,787 compared to $1,139,726 as of December 31, 2014.  The Company had accrued a contingent liability for this CEO in the amount of $120,186 and $132,476 as of December 31, 2015 and 2014, respectively, which is calculated by management based on the methodology used in calculating the allowance for loan losses, adjusted to reflect the risk sharing arrangements with the FHLBB.